Long-term incentive plan (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-term Incentive Plan
Post-employment benefit expense in profit or loss, defined benefit plans	R$ 50,466	R$ 32,424
Cash repayments of advances and loans from related parties	R$ 28,112